Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the critical importance of developing, implementing, and maintaining appropriate cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. Accordingly, we engage in continuous and ongoing efforts to safeguard our information systems and protect the confidentiality, integrity and availability of our data.

Managing Material Risks and Integrating Cybersecurity Risk with Overall Risk Management

The Company is committed to maintaining cybersecurity measures to protect the confidentiality, integrity, and availability of its information systems and data. Cybersecurity risks are assessed based on their potential operational, financial, legal, regulatory, and reputational impact and are integrated into the Company’s enterprise risk management processes. Our current cybersecurity risk assessments include areas such as potential threats and vulnerabilities, implementation of data encryption protocols, access controls based on internal security policies, employee training and awareness programs, and real-time monitoring and incident response capabilities. Cybersecurity risk oversight is provided by our Board of Directors. Our Board receives updates on the Company’s cybersecurity program at least annually, and more frequently as appropriate in the event of significant cybersecurity risks or incidents. These updates include the Company’s cybersecurity strategy, material cybersecurity risks, significant cybersecurity incidents, and the effectiveness of management’s cybersecurity risk management processes. Day-to-day responsibility for identifying, assessing, managing, and responding to cybersecurity risks is delegated to the Group Chief Executive Officer and Group Chief Operating Officer, who are supported by other personnel, advisors and the Company’s Legal Department. Management maintains a risk-based cybersecurity program that includes enterprise-wide risk assessments, continuous security monitoring, vulnerability management, penetration testing, incident response planning, third-party risk management, cybersecurity awareness training, and business continuity and disaster recovery planning. Management provides cybersecurity updates to the Group Chief Executive Officer at least biannually and more frequently as appropriate in the event of significant cybersecurity risks or incidents.

Engagement of Third-Parties For Cybersecurity Risk Management Support

From time to time, we engage cybersecurity consultants, auditors, and other third parties to assess and enhance our cybersecurity practices. These third parties conduct assessments, penetration testing, and vulnerability assessments to help us identify weaknesses and, in some cases, to recommend improvements. Additionally, we use certain third-party tools and technologies as part of our efforts to enhance cybersecurity functions including vulnerability scanning tools, key management services, data encryption and continuous monitoring, detection, and response capabilities.

Oversight of Third-Party Service Providers

Given the importance of cybersecurity, we evaluate third-party service providers that either provide or support our information systems from a cybersecurity risk perspective. We endeavor to assess service-provider risks based upon the services each such third-party service provider may provide and the potential threat impact of each such service provider’s services. Our risk evaluations are used to inform our third-party service provider cybersecurity risk assessments and our assessments may include review of appropriate reports or certifications relating to the service provider’s security controls and practices or review of the service provider’s physical and technical security measures, practices and procedures.

Risks from Cybersecurity Threats

To date, we have not identified or experienced any cybersecurity threats or incidents that have materially affected, or are reasonably likely to materially affect, our operations, strategy, financial condition, or results. In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company is committed to maintaining cybersecurity measures to protect the confidentiality, integrity, and availability of its information systems and data.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Oversight of Third-Party Service Providers

Given the importance of cybersecurity, we evaluate third-party service providers that either provide or support our information systems from a cybersecurity risk perspective. We endeavor to assess service-provider risks based upon the services each such third-party service provider may provide and the potential threat impact of each such service provider’s services. Our risk evaluations are used to inform our third-party service provider cybersecurity risk assessments and our assessments may include review of appropriate reports or certifications relating to the service provider’s security controls and practices or review of the service provider’s physical and technical security measures, practices and procedures.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

To date, we have not identified or experienced any cybersecurity threats or incidents that have materially affected, or are reasonably likely to materially affect, our operations, strategy, financial condition, or results. In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true